Financial assets at fair value through profit or loss - Breakdown by currency (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss
Financial assets held for trading	€ 6,439	€ 6,446
Financial assets at fair value through profit or loss	6,797	6,782
Euro
Financial assets at fair value through profit or loss
Financial assets held for trading	4,230	3,766
U.S. dollars
Financial assets at fair value through profit or loss
Financial assets held for trading	2,209	2,680
Other financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	358	336
Other financial assets at fair value through profit or loss | Euro
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	162	200
Other financial assets at fair value through profit or loss | U.S. dollars
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	€ 196	€ 136